Business Combination (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 17, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Business Combination (Details) [Line Items]
Business Combination transaction cost	$ 80,000
Business combination, description		Issued (1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (I) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares (“Earnout Shares”) subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement.
Description of business combination agreement		In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares issued to former shareholders of IGI were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).
Share subject to business combinations (in Shares)		1,120,000
Business combination of warrants, description	In addition, on 17 March 2020 the Company issued 17,250,000 warrants, including (a) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (see note 17).
Share capital amount		$ 429,773	$ 381,011	$ 401,865	$ 312,143
Percentage of ownership interest		100.00%
Incurred listing expenses amount			$ 3,366
IGI [Member]
Business Combination (Details) [Line Items]
Purchase price shares under business combination (in Shares)		1,170,348
Business Combinations [Member]
Business Combination (Details) [Line Items]
Share capital amount		$ 143,376
Business Combinations [Member] | Additional Paid In Capital [Member]
Business Combination (Details) [Line Items]
Share capital amount		2,773
Treasury shares [member]
Business Combination (Details) [Line Items]
Share capital amount		$ 20,103